INCOME TAXES (Tables)	12 Months Ended
May 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAX

For the years ended May 31, 2023 and 2022, the provision for income taxes consisted of the following:

	2023	2022
Current:
Federal	$46,572	$-
State	-	-
Total current	46,572	-
Deferred:
Federal		-
State	-	-
Total deferred		-
Total	$46,572	$-

SCHEDULE OF RECONCILIATION OF EFFECTIVE TAX RATE

For the years ended May 31, 2023 and 2022, a reconciliation of the Company’s effective tax rate to the statutory U.S. Federal rate is as follows:

	2023	2022
Income taxes at Federal statutory rate	21.0%	21.0%
Discounts and interest on notes	(1.9)%	(10.8)%
Contributed service	(0.3)%	(7.2)%
State taxes	(2.4)%	1.0%
Change in valuation allowance	(20.1)%	(4.0)%
Income tax provision	(3.7)%	0.0%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

There was no net current or deferred income tax expense or benefit for the years ended May 31, 2023 and 2022, due to the Company’s net loss and valuation allowance recorded against its deferred tax assets.

	May 31, 2023	May 31, 2022
Deferred tax assets:
Tax benefit of net operating loss carry-forward (NOL)	$187,274	$165,983
FIN48 reduction in NOL	(168,128)	-
Stock compensation	321,755	136,812
Research and development expenses	217,239	-
Other	9,354	4,909
Total deferred tax assets:	567,494	307,704
Deferred tax liabilities	(4,833)	-
Net deferred tax assets:	562,661	307,704
Valuation allowance for deferred tax assets	(562,661)	(307,704)
Deferred tax assets, net of valuation allowance	$-	$-

SCHEDULE OF UNRECOGNIZED TAX BENEFITS

Unrecognized tax benefits, May 31, 2021	$-
Gross increases	-
Unrecognized tax benefits, May 31, 2022	-
Gross increases – tax positions in current period	217,239
Unrecognized tax benefits, May 31, 2023	$217,239